Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 7 – GOODWILL AND INTANGIBLE ASSETS

Goodwill consists of the following:

(in thousands)

September 30, 2024
Balance as of December 31, 2023	$3,018
Impairment of goodwill	(3,018)
Balance as of September 30, 2024	$—

The Company conducts an annual impairment test of goodwill at December 31st or if events or circumstances exist that would indicate that the Company’s goodwill may be impaired. As circumstances changed during the three months ended June 30, 2024, that would, more likely than not, reduce the Company’s fair value below its net equity value, the Company performed qualitative and quantitative analyses of the potential impairment of its goodwill, specifically evaluating trends in market capitalization, current and future cash flows, revenue growth rates, and the impact of macroeconomic conditions on the Company and its performance. Based on the analysis performed, the Company determined that its goodwill was fully impaired due to the continuation of revenues being below management’s expectations, continued operating losses and negative operating cash flows, reductions in the Company’s stock price and market capitalization, and the delisting from Nasdaq and subsequent transition to the OTCQX market in the second quarter of 2024 whereby the Company’s common stock has been thinly traded. As a result, the Company recorded a goodwill impairment charge in the amount of $3.0 million in June 2024.

Intangible assets consist of the following:

(in thousands)

	September 30, 2024
	Useful	Gross Carrying	Accumulated	Net		Net Carrying
	Life	Amount	Amortization	Disposal	Impairment	Amount
Trademarks	5-10 Years	$2,320	$(761)	$—	$(1,559)	$—
Noncompete agreements	5 Years	990	(644)	—	(346)	—
Customer relationships	5-7 Years	3,760	(1,628)	(51)	(2,081)	—
Patents and patent applications	5 Years	650	(65)	—	(585)	—
		$7,720	$(3,098)	$(51)	$(4,571)	$—

	December 31, 2023
Trademarks	5-10 Years	$2,320	$(605)	$—	$—	$1,715
Noncompete agreements	5 Years	990	(545)	—	—	445
Customer relationships	5-7 Years	3,760	(1,342)	(51)	—	2,367
Patents and patent applications	(*)	650	—	—	—	650
		$7,720	$(2,492)	$(51)	$—	$5,177

(*)	Patents have yet to be approved by the United States Patent and Trademark Office. Useful life is determined upon placement into service after approval.

Amortization expense was $606 thousand and $821 thousand for the nine months ended September 30, 2024 and 2023, respectively.

Amortization expense was $0 and $274 thousand for the three months ended September 30, 2024 and 2023, respectively.

The Company conducts an impairment test of intangible assets when events occur or circumstances exist that would indicate the Company’s long-lived assets may be impaired. Based on the matters discussed above for goodwill and the qualitative and quantitative analyses performed, the Company determined that its intangible assets were fully impaired. As a result, the Company recorded an intangible impairment charge in the amount of $4.6 million in June 2024. No impairment charges were recorded during the three months ended September 30, 2024.

NOTE 7 – GOODWILL AND INTANGIBLE ASSETS

Goodwill consists of the following:

Amount
Balance as of December 31, 2022	$5,837,060
Measurement period adjustment to goodwill (Note 4)	198,140
Impairment of goodwill	(3,017,600)
Balance as of December 31, 2023	$3,017,600

The Company conducts an impairment test of goodwill on an annual basis and will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the Company’s fair value below its net equity value. During the year ended December 31, 2022, the Company determined that its goodwill was not impaired. As circumstances changed during the year ended December 31, 2023, that would, more likely than not, reduce the Company’s fair value below its net equity value, the Company performed qualitative and quantitative analyses, assessing trends in market capitalization, current and future cash flows, revenue growth rates, and the impact of macroeconomic conditions on the Company and its performance. Based on the analysis performed in connection with its annual goodwill impairment test, and primarily due to changes in the Company’s stock price and market capitalization as well as changes in the Company’s executive management team and its overall operational and financial strategy in the fourth quarter of 2023, it was determined that goodwill was impaired. As a result, the Company recorded a goodwill impairment charge in the amount of $3,017,600 for the year ended December 31, 2023.

Intangible assets consist of the following:

	December 31, 2023
	Useful	Gross Carrying	Accumulated	Net	Net Carrying
	Life	Amount	Amortization	Disposal	Amount
Trademarks	5-10 Years	$2,320,000	$(604,675)	$—	$1,715,325
Noncompete agreements	5 Years	990,000	(544,500)	—	445,500
Customer relationships	5-7 Years	3,760,000	(1,343,144)	(51,359)	2,365,497
Patents and patent applications	(*)	650,450	—	—	650,450
		$7,720,450	$(2,492,319)	$(51,359)	$5,176,772

(*)	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.

	December 31, 2022
	Useful	Gross Carrying	Accumulated	Net	Net Carrying
	Life	Amount	Amortization	Disposal	Amount
Trademarks	5-10 years	$2,320,000	$(292,671)	$—	$2,027,329
Noncompete agreements	5 Years	990,000	(346,500)	—	643,500
Customer relationships	5-7 Years	3,760,000	(758,000)	—	3,002,000
Patents and patent applications	(*)	650,450	—	—	650,450
		$7,720,450	$(1,397,171)	$—	$6,323,279

Amortization expense was $1,095,147 and 821,814 for the years ended December 31, 2023, and 2022, respectively.

Customer relationships of $67,000 with accumulated amortization of $15,641 were disposed of as part of the sale of a business unit during the year ended December 31, 2023.

On December 14, 2023, the Company, through Maestro, entered into an Asset Purchase Agreement with Payflex, pursuant to which the Company agreed to sell certain assets relating to the consumer directed benefits business. Pursuant to the Asset Purchase Agreement, Payflex agreed to pay the Company $1 million in cash as well as assume certain liabilities. In addition, provided that two customer agreements remain in place at September 1, 2024 and January 1, 2025, respectively, Payflex shall pay an additional contingent fee of $500,000 per customer agreement. The Asset Purchase Agreement contains customary representations and warranties and covenants. The transaction contemplated by the Asset Purchase Agreement closed on December 14, 2023.

Estimated amortization for trademarks, noncompete agreements and customer relationships for future periods is as follows:

Year Ended December 31,
2024	$1,086,863
2025	1,086,863
2026	938,645
2027	815,676
2028	256,284
Thereafter	341,991
Assets not placed in services	650,450
$5,176,772